Additional Paid-In Capital (Summary Of Warrant Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Paid-In Capital [Abstract]
Warrants outstanding (in shares)	19,977,743	15,850,238
Warrants exercised (in shares)		(619,565)
Warrants expired (in shares)		(10,871)
Warrants issued (Note 9) (in shares)		4,757,941
Warrants outstanding (in shares)	19,977,743	19,977,743	15,850,238
Warrants valuation	$ 12,936	$ 12,936	$ 10,288
Warrants valuation, exercised		(601)
Warrants expired in period		(11)
Warrants valuation, issued		3,260
Warrants valuation	12,936	12,936	10,288
Weighted average exercise price per share	$ 4.63	$ 4.25	$ 3.91
Weighted average remaining life (yrs.)	1 year 7 months 6 days	2 years 7 months 6 days	3 years 8 months 12 days
Intrinsic value			$ 485